Consolidated Statement Of Changes In Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2010	$ 2,000	$ 92,019,000	$ 22,000	$ (91,908,000)	$ 135,000
Balance, shares at Dec. 31, 2010	2,090,552
Comprehensive income:
Net loss				(2,360,000)	(2,360,000)
Net unrealized gains (losses) on foreign currency translation			27,000		27,000
Comprehensive loss					(2,333,000)
Private placement sale of common stock	3,000	1,201,000			1,204,000
Private placement sale of common stock, shares	3,009,711
Shareholder rights offering	5,000	1,980,000			1,985,000
Shareholder rights offering, shares	4,964,854
Fractional shares not issued, shares	(308)
Exercise of warrants		174,000			174,000
Exercise of warrants, shares	436,668
Noncash stock-based compensation		256,000			256,000
Balance at Dec. 31, 2011	10,000	95,630,000	49,000	(94,268,000)	1,421,000
Balance, shares at Dec. 31, 2011	10,501,477
Comprehensive income:
Net loss				(3,262,000)	(3,262,000)
Net unrealized gains (losses) on foreign currency translation			27,000		27,000
Comprehensive loss					(3,235,000)
Exercise of warrants	2,000	501,000			503,000
Exercise of warrants, shares	1,448,347
Noncash stock-based compensation		443,000			443,000
Issuance of stock related to licensing agreement		273,000			273,000
Balance at Dec. 31, 2012	$ 12,000	$ 96,847,000	$ 76,000	$ (97,530,000)	$ (595,000)
Balance, shares at Dec. 31, 2012	11,949,824